Dynavax Purchase (Details) - Dynavax purchase agreement $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Dynavax purchase agreement
Upfront payment amount				$ 9,000
Payment of upfront amount			$ 4,000	$ 5,000
Minimum milestone payment amount					$ 1,000
Maximum milestone payment amount					10,000
Maximum development milestone payments					$ 170,000
Milestone payments made	$ 1,000	$ 1,000
Number of commercial milestone to be made | item					4
Maximum commercial milestone payments					$ 80,000
First and second development milestone payments in R&D					1,000	$ 1,000
Upon first commercial sale of product
Dynavax purchase agreement
Commercial milestone payment amount					10,000
Upon first occurrence of annual net sales of $250000
Dynavax purchase agreement
Commercial milestone payment amount					20,000
Annual net sales					250,000
Upon first occurrence of annual net sales of $500000
Dynavax purchase agreement
Commercial milestone payment amount					20,000
Annual net sales					500,000
Upon first occurrence of annual net sales of $1000000
Dynavax purchase agreement
Commercial milestone payment amount					30,000
Annual net sales					1,000,000
Aggregate annual net sales less than or equal to $1,000,000
Dynavax purchase agreement
Annual net sales					$ 1,000,000
Annual royalty rate					10.00%
Aggregate annual net sales greater than $1,000,000
Dynavax purchase agreement
Annual royalty rate					12.00%